Deferred Revenue (Details) - Schedule of Deferred Revenue	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Deferred Revenue [Abstract]
Balance at December 31, 2020
Increase due to the business combinations	483
Change in deferred revenue	179
Balance at December 31, 2021	$ 662 [1]

[1]	Includes $415 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2021.